Expense Example, No Redemption (Vanguard Developed Markets Index Fund Retail)	Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Admiral Shares 1/1/2014 - 12/31/2014 USD ($)	Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Investor Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	9	20
3 YEAR	29	64
5 YEAR	51	113
10 YEAR	115	255